Financial Information of Parent Company - Condensed Statements of Operations and Comprehensive Loss (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Revenue	¥ 17,492,415	$ 2,544,166	¥ 73,208,166	¥ 56,285,522
Cost of revenue	(16,435,590)	(2,390,457)	(23,782,054)	(48,518,779)
Gross loss	996,268	144,901	49,366,502	7,680,507
Operating expenses:
Product development	(24,555,308)	(3,571,421)	(45,112,396)	(77,991,408)
Sales and marketing	(2,325,818)	(338,276)	(9,089,969)	(21,286,647)
General and administrative	(89,583,331)	(13,029,355)	(108,824,680)	(129,047,846)
Total operating expenses	105,991,298	15,415,794	163,027,045	306,891,563
Loss from operations	(104,765,492)	(15,237,508)	(113,310,589)	(295,606,307)
Fair value change on convertible bonds and warrants	(2,251,427)	(327,456)	(12,615,466)	(48,057,204)
Foreign exchange (loss) gain	(20,331,430)	(2,957,084)	19,206,747	(13,131,779)
Other income (expenses), net	1,598,663	232,516	4,669,587	3,179,508
Loss before income tax expense and share of loss in equity method investments	(234,991,909)	(34,178,155)	(169,704,427)	(562,633,741)
Income tax expense	0	0	0	6,079,282
Recovery of equity investment in excess of cost	0	0	60,548,651	0
Net loss	(239,284,796)	(34,802,530)	(112,092,907)	(667,089,945)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	(1,314,265)	(191,153)	(9,525,761)	(1,754,639)
Total comprehensive loss	(240,599,061)	(34,993,683)	(121,618,668)	(668,844,584)
Parent Company
Condensed Statement of Income Captions [Line Items]
Cost of revenue	0	0	0	0
Gross loss	0	0	0	0
Operating expenses:
Product development	0	0	(43,710)	(34,101)
Sales and marketing	0	0	(231,884)	(262,674)
General and administrative	(21,435,150)	(3,117,613)	(62,979,090)	(40,881,238)
Total operating expenses	(21,435,150)	(3,117,613)	(63,254,684)	(41,178,013)
Loss from operations	(21,435,150)	(3,117,613)	(63,254,684)	(41,178,013)
Interest expenses	(98,308,205)	(14,298,335)	(76,989,899)	(50,409,271)
Fair value change on convertible bonds and warrants	2,251,427	327,456	12,615,466	48,057,204
Other income (expenses), net	(18,180,060)	(2,644,180)	(21,649,514)	5,952,464
Loss before income tax expense and share of loss in equity method investments	(133,708,624)	(19,447,112)	(113,805,112)	(54,693,718)
Income tax expense	0	0	0	0
Recovery of equity investment in excess of cost	0	0	60,548,651	0
Equity in loss of subsidiaries and VIEs	(83,384,302)	(12,127,744)	(64,909,389)	(539,087,871)
Net loss	(217,092,926)	(31,574,856)	(118,165,850)	(593,781,589)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	7,241,192	1,053,188	(19,027,771)	5,954,611
Total comprehensive loss	¥ (209,851,734)	$ (30,521,668)	¥ (137,193,621)	¥ (587,826,978)